RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

Securities Exchange Agreements

In August 2022, the Company entered into six separate securities exchange agreements (collectively, the “Exchange Agreements”) with its officers and directors: (a) Fabian G. Deneault (the “Deneault Agreement”), President and a Director of the Company, (b) Newlan & Newlan, Ltd. (the “Newlan Agreement”), a law firm owned by Eric Newlan, Vice President, Secretary and a Director of the Company, and L. A Newlan, Jr., a Director of the Company, (c) William E. Sluss (the “Sluss Agreement”), Chief Financial Officer and a Director of the Company, (d) EFT Holdings, Inc. (the “EFT Holdings Agreement”), a company controlled by Jack Jie Qin, a Director of the Company, (e) EF2T, Inc. (the “EF2T Agreement”), a company owned by Mr. Qin, and (f) Astoria LLC (the “Astoria Agreement”), a company controlled by Mr. Qin.

Pursuant to the Exchange Agreements, the Company issued a total of 42,000 shares of its Series A Preferred Stock, in exchange for a total of 123,472,996 shares of its common stock, as follows:

Exchange Agreement	Number of Shares of Common Stock to be Exchanged	Number of Shares of Series A Preferred Stock to be Issued
Deneault Agreement	49,746,253 shares	14,250 shares
Newlan Agreement	49,317,406 shares	14,250 shares
Sluss Agreement	1,115,002 shares	1,000 shares
EFT Holdings Agreement	18,221,906 shares	9,778 shares
EF2T Agreement	2,240,768 shares	1,202 shares
Astonia Agreement	2,831,661 shares	1,520 shares
	123,472,996 shares	42,000 shares

The 123,472,996 shares of common stock received by the Company pursuant to the Exchange Agreements were cancelled and returned to the status of authorized and unissued.

Advances from Related Parties

Year Ended December 31, 2022

During the year ended December 31, 2022, the Company obtained $70,500 in advances from Touchstone Enviro Solutions, Inc. (“Touchstone”), a company owned by three of the Company’s officers and directors, Fabian G. Deneault, L. A. Newlan, Jr. and Eric Newlan. The funds were used to make payment on the 1800 Diagonal Note #1 and for working capital. Such funds were obtained as a loan on open account, accrue no interest and are due on demand. At December 31, 2022, the Company owed Touchstone $70,500.

During the year ended December 31, 2022, the Company obtained an advance from its President, Fabian G. Deneault, in the amount of $10,000. The funds were used for marketing expenses. Such funds were obtained as a loan on open account, accrue no interest and are due on demand. At December 31, 2022, the Company owed Mr. Deneault $10,000.

At December 31, 2022, the Company owed (a) Astonia LLC $5,242 in principal and $491 in interest, and (b) EF2T, Inc. $4,470 in principal and $996 in interest

Year Ended December 31, 2021

During the year ended December 31, 2021, the Company obtained an advance from one of its officers and directors, Eric Newlan, as follows:

In June 2021, Mr. Newlan advanced the sum of $93,732.70 to the Company. The funds were used to repay the EMA Financial Note (the total repayment amount was $93,697.70: $58,600 in principal; $3,499.30 in interest; and $31,598.40 as a prepayment premium). Such funds were obtained as a loan on open account, accrue no interest and are due on demand. At December 31, 2021, such loan had been repaid in full, in the amount of $93,697.70.

At December 31, 2022, the Company owed (a) Astonia LLC $5,242 in principal and $268 in interest, and (b) EF2T, Inc. $4,470 in principal and $773 in interest.

Employment Agreement

In April 2022, the Company entered into an employment agreement with one of its executive officers, William J. LoBell. This agreement is for a two-year term. Under the agreement, Mr. LoBell was to be issued 1,000,000 shares of Company common stock as a signing bonus and he is to be issued 500,000 shares of our common stock on the first day of July 2022, October 2022, January 2023 and April 2023. By the terms of this agreement, all shares of common stock issued to Mr. LoBell are valued at $0.01 per share. At December 31, 2022, the Company was obligated to issue a total of 2,000,000 shares of its common stock pursuant to this agreement, the total value of which, $33,333, is included in the Company’s accounts payable at December 31, 2022. All 2,000,000 shares were issued subsequent to December 31, 2022. Additionally, Mr. LoBell is to be paid a monthly salary of $5,000.

Common Stock Issued for Services

In April 2022, the Company entered into an executive services agreement with its Executive Vice President, William J. LoBell, pursuant to which it is obligated to issue 1,000,000 shares of its common stock upon execution of such agreement, then 500,000 shares of its common stock on each of July 1, 2022, October 1, 2022, January 1, 2023, and April 1, 2023. At December 31, 2022, the Company was obligated to issue a total of 2,000,000 shares of its common stock pursuant to this agreement, the total value of which, $20,000, is included in the Company’s accounts payable at December 31, 2022. All 2,000,000 shares were issued subsequent to December 31, 2022.

Stock Issued for Bonus

In June 2021, the Company issued 500,000 shares of common stock to its Chief Financial Officer and Director, William E. Sluss, as a retention bonus, which shares were valued at $0.03 per share, or $15,000, in the aggregate.

New MiteXstream Agreement

In February 2021, BB Potentials entered into a Manufacturing, Sales and Distribution License Agreement (the “New MiteXstream Agreement”) with a related party, Touchstone Enviro Solutions, Inc., which replaced a prior similar agreement (the “Original MiteXstream Agreement”) and served to expand BB Potentials’ rights with respect to MiteXstream, an EPA-registered biopesticide. The New MiteXstream Agreement contains the following important provisions as compared to the Original MiteXstream Agreement:

	New MiteXstream Agreement	Original MiteXstream Agreement
Term	December 31, 2080	Initial terms of 10 years, with one 10-year renewal term
Territory	Worldwide Exclusive (1)	United States and Canada
Royalty	$10.00 per gallon manufactured	Effective royalty of an estimated $50 per gallon
Minimums	2,500 gallons of concentrate manufactured per year (2)	$20,000 of product per year
Sublicensing	Right to sublicense granted	No right to sublicense
Trademarks	For no extra consideration, rights granted to use “MiteXstream” and “Harnessing the Power of Water”	For no extra consideration, rights granted to use “MiteXstream”
(1) Exclusivity ends and becomes non-exclusive, if the minimum of 2,500 gallons per year is not met.
(2) The minimum (2,500 gallons per year) is deemed to have been satisfied through December 31, 2022.

The disinterested Directors of the Company approved the New MiteXstream Agreement.

As of December 31, 2022, the Company owed Touchstone Enviro Solutions, Inc. $3,300 in royalties, which amount has been accrued.

Facility Lease

In May 2020, BB Potentials entered into a facility lease with Grizzly Creek Farms, LLC, an entity owned by one of the Company’s directors, Fabian G. Deneault, with respect to approximately 2,000 square feet of manufacturing space located in Ronan, Montana. Monthly rent under such lease was $1,500 and the initial term of such lease expired in December 2025. This lease was terminated effective April 1, 2021. Since such date, Mr. Deneault permits BB Potentials to utilize the leased facility for storage, at no charge.